Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Registrant Name	Ionic Digital Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41941
Entity Tax Identification Number	99-0565447
Entity Address, Address Line One	650 Massachusetts Avenue NW, 6th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20001
City Area Code	754
Local Phone Number	273-6593
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001
Trading Symbol	IOND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002007691